Fair Value Disclosures (Narrative) (Detail) (USD $)	3 Months Ended
	Sep. 25, 2013	Jun. 25, 2014 Five Year Notes [Member]	Jun. 26, 2013 Five Year Notes [Member]	Jun. 25, 2014 Ten Year Notes [Member]	Jun. 26, 2013 Ten Year Notes [Member]
Debt Instrument [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	$ 8,900,000
Stated interest rate		2.60%	2.60%	3.88%	3.88%
Senior notes		249,864,000	249,829,000	299,736,000	299,707,000
Fair value of notes		$ 250,400,000	$ 244,200,000	$ 290,200,000	$ 279,500,000